Information related to COVID-19 pandemic	12 Months Ended
Dec. 31, 2022
Disclosure of events after reporting period [Abstract]
Information related to COVID-19 pandemic	Information related to COVID-19 pandemicIn response to the outbreak of COVID-19 and subsequent new variants of the virus (the "COVID-19 pandemic"), governments and businesses around the world have implemented a variety of restrictive measures to reduce the spread of COVID-19 . These measures have had a significant adverse effect on economic activities worldwide. The Company put in place several measures to preserve the safety of its employees and the communities where it operates, while maintaining its business operations running. The Company’s activities in Argentina, Uruguay and Brazil were considered essential activities by the respective governments and consequently the Company was allowed to continue operating its businesses normally. Thus, the COVID-19 pandemic did not have a significant adverse impact on the business. However, the spread of new variants of COVID-19 pandemic has caused uncertainty as to when restrictions will be finally lifted, if additional restrictions may be initiated or reimposed, if there will be permanent changes to consumer behavior patterns, and the timing of distribution and administration of COVID-19 vaccines and other medical interventions globally. The Company cannot predict the long-term effects of the COVID-19 pandemic on its business and will continue monitoring the situation until the COVID-19 pandemic is over.